Goodwill (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)
Disclosure of reconciliation of changes in goodwill [abstract]
Opening balance, gross	₨ 20,176	₨ 20,219
Effect of translation adjustments	102	(43)
Impairment loss	(16,284)	(16,274)
Closing balance	₨ 3,994	₨ 3,902	$ 53